VIA EDGAR
---------





August 17, 2005

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      FS Variable Separate Account
         Polaris Choice Variable Annuity
         First SunAmerica Life Insurance Company
         File Nos. 333-102137 and 811-08810

Ladies and Gentlemen:

         Pursuant to Rule 497(j), please be advised that the form of prospectus and Statement of Additional information for FS Variable Separate Account (the "Separate Account") contains no changes from the form of prospectus and Statement of Additional Information for the Separate Account submitted in Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940 to the Separate Account's registration statement on Form N-4 filed with the Securities and Exchange Commission on August 12, 2005 via EDGAR.

         Should you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6613.

Very truly yours,

/s/ SARAH BALDWIN
-------------------------
Sarah Baldwin
Staff Counsel